Share-based payments - Omnibus employee share-based payment scheme (Details)							7 Months Ended	12 Months Ended		20 Months Ended	31 Months Ended	43 Months Ended	47 Months Ended
	May 22, 2025 EquityInstruments	May 16, 2024 EquityInstruments Part	May 25, 2023 EquityInstruments	Oct. 10, 2022 EquityInstruments	Jun. 09, 2022 EquityInstruments	Feb. 07, 2022 EquityInstruments	Dec. 31, 2025 EquityInstruments	Dec. 31, 2025 EquityInstruments	Dec. 31, 2024 EquityInstruments	Dec. 31, 2025 EquityInstruments	Dec. 31, 2025 EquityInstruments	Dec. 31, 2025 EquityInstruments	Dec. 31, 2025 EquityInstruments
Omnibus share-based payment plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement								6,255,000	6,340,000
Number of other equity instruments forfeited in share-based payment arrangement								371,000	321,000
Omnibus share-based payment plans, February 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement						1,147,500
Number of other equity instruments forfeited in share-based payment arrangement													237,060
Omnibus share-based payment plans, February 2022 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions						3
Omnibus share-based payment plans, February 2022 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-market-based performance condition period						3 years
Cumulative total shareholder return target, performance period						3 years
Omnibus share-based payment plans, June 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement					1,700,446
Number of other equity instruments forfeited in share-based payment arrangement												110,025
Omnibus share-based payment plans, June 2022 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions					3
Omnibus share-based payment plans, June 2022 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-market-based performance condition period					3 years
Cumulative total shareholder return target, performance period					3 years
Vesting period of instruments in share-based payment arrangement					3 years
Omnibus share-based payment plans, October 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement				94,876
Number of vesting occasions				3
Omnibus share-based payment plans, May 2023 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			2,132,134
Number of other equity instruments forfeited in share-based payment arrangement											175,564
Omnibus share-based payment plans, May 2023 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions			3
Omnibus share-based payment plans, May 2023 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-market-based performance condition period			3 years
Cumulative total shareholder return target, performance period			3 years
Vesting period of instruments in share-based payment arrangement			3 years
Omnibus share-based payment plans, May 2024 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement		6,339,851
Number of other equity instruments forfeited in share-based payment arrangement										286,113
Omnibus share-based payment plans, May 2024 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions | Part		3
Omnibus share-based payment plans, May 2024 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-market-based performance condition period		3 years
Cumulative total shareholder return target, performance period		3 years
Vesting period of instruments in share-based payment arrangement		3 years
Omnibus share-based payment plans, May 2025 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	5,999,083
Number of other equity instruments forfeited in share-based payment arrangement							97,424
Omnibus share-based payment plans, May 2025 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions	3
Omnibus share-based payment plans, May 2025 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-market-based performance condition period	3 years
Cumulative total shareholder return target, performance period	3 years
Vesting period of instruments in share-based payment arrangement	3 years